Geographic Information (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,212,788	$ 395,371	$ 2,194,420	$ 584,055	$ 1,915,426		$ 228,943		$ 15,830
United States
Disaggregation of Revenue [Line Items]
Total revenue	1,147,655	370,107	2,077,079	547,071	1,797,268		200,469		10,367
All other countries
Disaggregation of Revenue [Line Items]
Total revenue	$ 65,133	$ 25,264	$ 117,341	$ 36,984	$ 118,158	[1]	$ 28,474	[1]	$ 5,463	[1]

[1]	The United Kingdom accounted for 18% of total revenue for the year ended December 31, 2022 and less than 10% of revenue for the years ended December 31, 2023 and 2024.